JPMorgan BetaBuilders Developed Asia Pacific ex-Japan ETF (formerly known as JPMorgan BetaBuilders Developed Asia ex-Japan ETF)
Schedule of Portfolio Investments as of July 31, 2022
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

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© J.P. Morgan Chase & Co., 2022.

JPMorgan BetaBuilders Developed Asia Pacific ex-Japan ETF
(formerly known as JPMorgan BetaBuilders Developed Asia ex-Japan ETF)
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.4%
Australia — 62.4%
Alumina Ltd.	5,198,034	5,646,281
Ampol Ltd.	527,025	12,486,019
APA Group	2,609,441	21,395,727
Aristocrat Leisure Ltd.	1,480,932	36,946,381
ASX Ltd.	428,154	26,611,817
Aurizon Holdings Ltd.	4,070,881	11,521,801
Australia & New Zealand Banking Group Ltd.	6,583,911	106,404,326
Bendigo & Adelaide Bank Ltd.	1,249,584	9,067,774
BHP Group Ltd.	11,195,782	306,376,565
BlueScope Steel Ltd.	1,064,581	12,504,972
Brambles Ltd.	3,175,064	25,555,142
Challenger Ltd.	1,275,334	6,299,847
Cochlear Ltd.	145,468	21,925,942
Coles Group Ltd.	2,955,064	38,919,198
Commonwealth Bank of Australia	3,773,838	268,008,089
Computershare Ltd.	1,268,441	22,409,527
CSL Ltd.	1,065,335	216,920,253
Dexus, REIT	2,378,708	15,984,938
Domino's Pizza Enterprises Ltd.	139,738	7,144,787
Endeavour Group Ltd.	2,812,247	15,668,259
Evolution Mining Ltd.	4,053,862	7,488,614
Fortescue Metals Group Ltd.	3,745,175	48,194,997
Goodman Group, REIT	3,759,885	55,026,139
GPT Group (The), REIT	4,236,471	13,629,573
Harvey Norman Holdings Ltd.	1,432,942	4,181,523
IDP Education Ltd.	461,673	9,288,802
IGO Ltd.	1,490,541	11,679,635
Incitec Pivot Ltd.	4,295,405	10,944,028
Insurance Australia Group Ltd.	5,451,789	17,154,406
LendLease Corp. Ltd.	1,523,579	11,037,785
Macquarie Group Ltd.	797,562	102,074,692
Medibank Pvt Ltd.	6,090,725	14,645,348
Mineral Resources Ltd.	368,222	14,030,760
Mirvac Group, REIT	8,720,452	13,211,361
National Australia Bank Ltd.	7,109,486	153,540,062
Newcrest Mining Ltd.	1,975,220	26,618,569
Northern Star Resources Ltd.	2,576,781	14,161,038
Orica Ltd.	904,166	10,716,388
Origin Energy Ltd.	3,895,077	16,352,948
Qantas Airways Ltd. *	2,043,866	6,586,051
QBE Insurance Group Ltd.	3,280,359	26,524,078
Ramsay Health Care Ltd.	410,017	20,255,571
REA Group Ltd.	113,954	10,053,514
Reece Ltd.	628,606	6,789,147
Rio Tinto Ltd.	820,978	56,881,084
Santos Ltd.	6,741,435	35,044,542
Scentre Group, REIT	11,478,986	23,523,235
SEEK Ltd.	782,724	12,677,888

JPMorgan BetaBuilders Developed Asia Pacific ex-Japan ETF
(formerly known as JPMorgan BetaBuilders Developed Asia ex-Japan ETF)
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Australia — continued
Seven Group Holdings Ltd.	345,456	4,280,145
Sonic Healthcare Ltd.	1,061,769	25,569,008
South32 Ltd.	10,271,271	27,995,537
Stockland, REIT	5,279,446	14,305,644
Suncorp Group Ltd.	2,792,363	22,052,091
Tabcorp Holdings Ltd.	4,922,494	3,433,830
Telstra Corp. Ltd.	8,981,330	24,546,069
TPG Telecom Ltd.	822,419	3,669,674
Transurban Group	6,791,162	69,417,135
Treasury Wine Estates Ltd.	1,596,430	13,761,286
Vicinity Centres, REIT	8,557,601	12,521,447
Washington H Soul Pattinson & Co. Ltd.	542,699	9,825,377
Wesfarmers Ltd.	2,507,588	82,162,423
Westpac Banking Corp.	7,743,059	117,254,289
WiseTech Global Ltd.	360,871	12,780,108
Woodside Petroleum Ltd.	4,167,517	94,104,532
Woolworths Group Ltd.	2,684,652	70,630,738
Worley Ltd.	822,309	8,298,985
		2,556,717,741
China — 3.1%
Budweiser Brewing Co. APAC Ltd. (a)	3,807,600	10,543,000
ESR Group Ltd. * (a)	5,836,000	15,176,087
Wharf Holdings Ltd. (The)	3,042,000	11,124,283
Wilmar International Ltd.	6,955,000	20,266,221
Wuxi Biologics Cayman, Inc. * (a)	7,183,500	68,761,308
		125,870,899
Hong Kong — 19.5%
AIA Group Ltd.	26,638,400	267,626,697
CK Asset Holdings Ltd.	4,350,500	30,800,369
CK Infrastructure Holdings Ltd.	1,281,500	8,035,996
CLP Holdings Ltd.	3,688,000	31,272,662
DFI Retail Group Holdings Ltd.	658,300	1,846,081
Hang Lung Properties Ltd.	4,080,000	7,443,941
Hang Seng Bank Ltd. (b)	1,606,600	25,915,467
Henderson Land Development Co. Ltd.	2,889,700	10,059,474
HK Electric Investments & HK Electric Investments Ltd.	5,080,500	4,595,160
HKT Trust & HKT Ltd.	8,047,000	11,274,775
Hong Kong & China Gas Co. Ltd.	23,935,789	25,279,368
Hong Kong Exchanges & Clearing Ltd.	2,635,700	120,953,478
Jardine Matheson Holdings Ltd.	558,700	29,508,213
Link, REIT	4,666,800	39,081,319
MTR Corp. Ltd.	3,424,000	18,131,820
New World Development Co. Ltd.	3,117,250	10,423,767
Power Assets Holdings Ltd.	3,020,500	19,777,469
Sino Land Co. Ltd.	7,168,000	10,650,484
Sun Hung Kai Properties Ltd.	3,396,500	40,544,488
Swire Pacific Ltd., Class B	1,977,500	1,862,031

JPMorgan BetaBuilders Developed Asia Pacific ex-Japan ETF
(formerly known as JPMorgan BetaBuilders Developed Asia ex-Japan ETF)
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Hong Kong — continued
Swire Pacific Ltd., Class A	1,101,500	6,273,176
Swire Properties Ltd.	2,328,800	5,548,903
Techtronic Industries Co. Ltd.	3,813,500	42,316,998
WH Group Ltd. (a)	17,309,191	13,108,899
Wharf Real Estate Investment Co. Ltd.	3,424,000	15,240,933
		797,571,968
Macau — 0.9%
Galaxy Entertainment Group Ltd.	4,434,000	26,378,192
Sands China Ltd. *	5,369,379	12,594,093
		38,972,285
New Zealand — 1.9%
Auckland International Airport Ltd. *	2,670,720	12,540,889
Contact Energy Ltd.	1,726,452	8,328,660
Fisher & Paykel Healthcare Corp. Ltd.	1,276,725	17,073,180
Fletcher Building Ltd.	1,736,922	5,651,161
Mercury NZ Ltd.	1,405,794	5,377,046
Meridian Energy Ltd.	2,679,244	8,408,126
Ryman Healthcare Ltd.	928,867	5,433,116
Spark New Zealand Ltd.	4,139,182	13,309,860
		76,122,038
Singapore — 10.0%
Ascendas, REIT	7,427,328	15,987,022
CapitaLand Integrated Commercial Trust, REIT	11,282,232	17,822,778
Capitaland Investment Ltd.	5,448,800	15,503,628
City Developments Ltd.	1,043,100	5,860,384
DBS Group Holdings Ltd.	3,978,700	90,787,366
Frasers Property Ltd.	1,823,400	1,385,964
Genting Singapore Ltd.	12,540,800	7,324,306
Great Eastern Holdings Ltd.	125,500	1,765,686
Jardine Cycle & Carriage Ltd.	218,600	4,436,953
Keppel Corp. Ltd.	3,123,300	15,604,583
Mapletree Commercial Trust, REIT	4,849,600	6,680,195
Olam Group Ltd.	2,039,700	2,402,307
Oversea-Chinese Banking Corp. Ltd.	8,851,900	75,017,205
SATS Ltd. *	1,489,000	4,292,558
Singapore Airlines Ltd. *	2,953,400	11,684,097
Singapore Exchange Ltd.	1,818,900	13,038,956
Singapore Technologies Engineering Ltd.	3,378,100	9,849,738
Singapore Telecommunications Ltd.	15,698,800	29,687,602
United Overseas Bank Ltd.	3,407,200	67,978,211
UOL Group Ltd.	1,046,000	5,651,414
Venture Corp. Ltd.	597,800	7,616,108
		410,377,061
United Kingdom — 1.0%
CK Hutchison Holdings Ltd.	5,935,500	39,371,831

JPMorgan BetaBuilders Developed Asia Pacific ex-Japan ETF
(formerly known as JPMorgan BetaBuilders Developed Asia ex-Japan ETF)
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
United States — 0.6%
James Hardie Industries plc, CHDI	984,927	24,324,463
Total Common Stocks (Cost $4,147,716,417)		4,069,328,286
	NO. OF RIGHTS
Rights — 0.0% ^
Australia — 0.0% ^
Australia & New Zealand Banking Group Ltd., expiring 8/15/2022*(Cost $—)	411,960	1,145,589
	SHARES
Short-Term Investments — 0.0% ^
Investment of Cash Collateral from Securities Loaned — 0.0% ^
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 2.06% (c) (d)	54,455	54,428
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.00% (c) (d)	170,063	170,063
Total Investment of Cash Collateral from Securities Loaned (Cost $224,486)		224,491
Total Investments — 99.4% (Cost $4,147,940,903)		4,070,698,366
Other Assets Less Liabilities — 0.6%		23,013,449
NET ASSETS — 100.0%		4,093,711,815

Percentages indicated are based on net assets.

Abbreviations
APAC	Asia Pacific
CHDI	Clearing House Electronic Subregister System (CHESS) Depository Interest
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)	The security or a portion of this security is on loan at July 31, 2022. The total value of securities on loan at July 31, 2022 is $262,171.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of July 31, 2022.

JPMorgan BetaBuilders Developed Asia Pacific ex-Japan ETF
(formerly known as JPMorgan BetaBuilders Developed Asia ex-Japan ETF)
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022 (Unaudited) (continued)
Summary of Investments by Industry, July 31, 2022
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Banks	22.5%
Metals & Mining	13.1
Insurance	8.6
Capital Markets	6.5
Equity Real Estate Investment Trusts (REITs)	5.6
Biotechnology	5.3
Real Estate Management & Development	5.0
Oil, Gas & Consumable Fuels	3.7
Food & Staples Retailing	3.2
Hotels, Restaurants & Leisure	2.3
Electric Utilities	2.3
Industrial Conglomerates	2.2
Multiline Retail	2.1
Transportation Infrastructure	2.1
Diversified Telecommunication Services	2.0
Life Sciences Tools & Services	1.7
Health Care Providers & Services	1.3
Gas Utilities	1.1
Machinery	1.0
Health Care Equipment & Supplies	1.0
Others (each less than 1.0%)	7.4
Short-Term Investments	0.0(a)

(a)	Amount rounds to less than 0.1%.
Futures contracts outstanding as of July 31, 2022:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
MSCI Singapore Index	366	08/30/2022	SGD	7,806,711	145,679
SPI 200 Index	122	09/15/2022	AUD	14,742,500	1,186,149
					1,331,828

Abbreviations
AUD	Australian Dollar
MSCI	Morgan Stanley Capital International
SGD	Singapore Dollar
SPI	Australian Securities Exchange

JPMorgan BetaBuilders Developed Asia Pacific ex-Japan ETF
(formerly known as JPMorgan BetaBuilders Developed Asia ex-Japan ETF)
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022 (Unaudited) (continued)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund's investments. The Administrator implements the valuation policies of the Fund's investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value ("NAV") of the Fund is calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments  ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$2,556,717,741	$—	$2,556,717,741
China	—	125,870,899	—	125,870,899
Hong Kong	4,595,160	792,976,808	—	797,571,968
Macau	—	38,972,285	—	38,972,285
New Zealand	—	76,122,038	—	76,122,038
Singapore	1,385,964	408,991,097	—	410,377,061
United Kingdom	—	39,371,831	—	39,371,831
United States	—	24,324,463	—	24,324,463
Total Common Stocks	5,981,124	4,063,347,162	—	4,069,328,286
Rights	1,145,589	—	—	1,145,589

JPMorgan BetaBuilders Developed Asia Pacific ex-Japan ETF
(formerly known as JPMorgan BetaBuilders Developed Asia ex-Japan ETF)
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Short-Term Investments
Investment of Cash Collateral from Securities Loaned	$224,491	$—	$—	$224,491
Total Investments in Securities	$7,351,204	$4,063,347,162	$—	$4,070,698,366
Appreciation in Other Financial Instruments
Futures Contracts	$1,331,828	$—	$—	$1,331,828
B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended July 31, 2022
Security Description	Value at October 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2022	Shares at July 31, 2022	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 2.06% (a) (b)	$110,984,304	$296,000,001	$406,900,000	$(29,882)	$5	$54,428	54,455	$33,913	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.00% (a) (b)	41,285,887	464,260,191	505,376,015	—	—	170,063	170,063	12,557	—
Total	$152,270,191	$760,260,192	$912,276,015	$(29,882)	$5	$224,491		$46,470	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2022.